Submission	Oct. 30, 2025
Submission [Line Items]
Central Index Key	0001547361
Registrant Name	Morgan Stanley Capital I Inc.
Registration File Number	333-282944
Form Type	SF-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A